Debt, Short term debt (Details) In Millions, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 $2,000 million Senior Revolving Credit Facility [Member] USD ($)	Dec. 31, 2011 $2,000 million Senior Secured Asset-Based Revolving Credit Facility [Member] USD ($)	Dec. 31, 2012 $1,000 million U.S. Receivables Securitization Facility [Member] USD ($)	Dec. 31, 2011 $1,000 million U.S. Receivables Securitization Facility [Member] USD ($)	Dec. 31, 2012 Euro 450 million European Receivables Securitization Facility [Member] USD ($)	Dec. 31, 2012 Euro 450 million European Receivables Securitization Facility [Member] EUR (€)	Dec. 31, 2011 Euro 450 million European Receivables Securitization Facility [Member] USD ($)	Dec. 31, 2011 Euro 450 million European Receivables Securitization Facility [Member] EUR (€)	Dec. 31, 2012 Financial payables to equity investees [Member] USD ($)	Dec. 31, 2011 Financial payables to equity investees [Member] USD ($)	Dec. 31, 2012 Other short-term debt [Member] USD ($)	Dec. 31, 2011 Other short-term debt [Member] USD ($)	Dec. 31, 2012 Total short-term debt [Member] USD ($)	Dec. 31, 2011 Total short-term debt [Member] USD ($)
Short-term debt [Line Items]
Maximum borrowing capacity on line of credit			$ 2,000	$ 2,000	$ 1,000	$ 1,000		€ 450		€ 450
Short-term debt	$ 95	$ 48	$ 0	$ 0	$ 0	$ 0	$ 0		$ 0		$ 9	$ 10	$ 86	$ 38	$ 95	$ 48